Other Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Other Assets Disclosure [Line Items]
Other assets	[1]	₨ 89,850.5	₨ 44,552.6	$ 1,228.5
Unrealized gain \ (loss) recognized in non-interest revenue–other, net		7,618.1	131.1
Equity securities
Other Assets Disclosure [Line Items]
Other assets		20,600.1	11,611.2
Equity securities | Non Marketable Equity Securities [Member]
Other Assets Disclosure [Line Items]
Other assets		₨ 999.2	₨ 696.9

[1]	Others include equity securities with carrying value amounting to Rs. 11,611.2 million and Rs. 20, 600.1 million as at March 31, 2020 and March 31, 2021, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 696.9 million and Rs. 999.2 million as at March 31, 2020 and March 31, 2021, respectively. Unrealized gain \ (loss) recognized in non-interest revenue–other, net Rs. (131.1) million and Rs. 7,618.1 million for the fiscal year ended March 31, 2020 and March 31, 2021, respectively.